Commitment and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 sqft	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Disclosure [Abstract]
Expiration of lease			11-2020
Area of rentable square feet			36,500
Rent expense	$ 0.6	$ 0.6	$ 1.3	$ 1.5	$ 0.6
Commitment to suppliers for purchases			$ 1.3